UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 3/31/09

Item 1.  Reports to Stockholders.

Semi-Annual Report

March 31, 2009

1-866-738-4363

www.sierracorefund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Dear Shareholders –

Over the past two years, market participants have gradually come to recognize the painful realities of the slowing U.S. economy, a fragile banking system, and a scared consumer – and even worse problems in some other countries - and the global markets have been severely shaken.  The S&P declined over 54% from its highs of October 2007 to the lows of early March 2009, before the recent rally.

During its 17-month history, the Sierra Core Retirement Fund (the “Core Fund”) largely sidestepped the unprecedented volatility and harsh drops of the worldwide markets.  January and February were hugely painful months for investors who have “traditional” portfolios – meaning a substantial allocation to stocks and equity mutual funds plus a buy-and-hold approach.  After a dismal year in 2008, the S&P and the Dow were down another 25% in the first ten weeks of the year – while the Core Fund declined only 3.2%.

Strong global rallies began in March and have continued so far this spring.  Our time-tested “buy” disciplines moved us into a relatively fully invested position in March, and the equity-fund allocations within the Core Fund have participated quite fully in this uptrend.  Indeed, the Core Fund is impressively positive year to date and from inception.

Certainly the U.S. economy as well as the rest of the world continues to confront major and complex problems.  In a situation like this, history tell us that there is a good probability that what is occurring now could prove to be just a typical Bear Market rally, and the stock market may suffer more strong downward cycles over the coming year or two.  In that event, our very diversified Asset Allocation and the “Sell” disciplines we have applied over the past 21 years are designed to again limit the impact on the Core Fund.

David C. Wright, lead portfolio manager
June 1, 2009

0716-NLD-6/3/2009

SIERRA CORE RETIREMENT FUND

PORTFOLIO REVIEW

March 31, 2009 (Unaudited)

The Fund’s performance figures* for the period ending March 31, 2009, compared to its benchmarks:

	Six Months	One Year	Inception** - March 31, 2009
Sierra Core Retirement Fund – Class A	-3.01%	-5.66%	-5.28%
Sierra Core Retirement Fund – Class A with load	-8.57%	-11.10%	-9.60%
Sierra Core Retirement Fund – Class I	-1.84%	-4.44%	-4.32%
Sierra Core Retirement Fund – Class R	-1.67%	-3.92%	-3.72%
S&P 500 Total Return Index	-30.54%	-38.09%	-37.56%

Comparison of the Change in Value of a $10,000 Investment

*

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The fund’s total annual operating expenses are 2.54% for Class A and Class I shares and 2.29% for Class R shares. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

** Inception date is December 24, 2007 for Class A, I and R shares.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Debt	47.2%
Equity	44.7%
Commodity	5.0%
Other, Cash & Cash Equivalents	3.1%
100.00%

SIERRA CORE RETIREMENT FUND
PORTFOLIO OF INVESTMENTS
March 31, 2009 (Unaudited)
	Shares		Value
		MUTUAL FUNDS - 96.9%
		COMMODITY - 5.0%
	409,660	Rydex Commodities Strategy Fund	$ 5,432,086

		DEBT - 47.2%
	560,103	Calamos High Yield Fund	4,127,957
	1,060,325	Fidelity Advisor High Income Advantage Fund	5,598,518
	2,806,126	Fidelity Floating Rate High Income Fund	22,982,176
	1,139,098	Principal High Yield Fund	6,857,367
	970,635	Principal Preferred Securities Fund	5,542,326
	744,334	SEI Institutional International Trust - Emerging Markets Debt Fund	5,910,015
			51,018,359

		EQUITY - 44.7%
	523,629	Alpine International Real Estate Equity Fund +	5,346,248
	589,238	DWS Commodity Securities Fund	1,638,082
	337,147	FBR Small Cap Financial Fund	4,355,941
	231,054	Metzler/Payden European Emerging Markets Fund +	2,617,837
	1,688,722	Rydex Series - Banking Fund	5,505,234
	271,935	Rydex Series - Biotechnology Fund +	5,267,387
	275,353	Rydex Series - Energy Services Fund +	6,903,088
	378,834	Rydex Series - Transportation Fund	5,447,637
	491,069	Rydex Small Cap Value Fund	5,436,131
	920,716	SEI Institutional International Trust - Emerging Markets Equity Fund	5,459,845
	30,758	Tweedy Browne Global Value Fund	435,228
			48,412,658

		TOTAL MUTUAL FUNDS
		(Cost $103,898,702)	104,863,103

		SHORT-TERM INVESTMENTS - 3.0%
	3,242,002	Goldman Sachs Financial Square Funds, Prime Obligations Portfolio,
		to yield 0.29%, due 12/31/30 (Cost $3,242,002)	3,242,002

		TOTAL INVESTMENTS - 99.9% (Cost $107,140,704) (a)	$ 108,105,105
		OTHER ASSETS & LIABILITIES - 0.1%	107,631
		NET ASSETS - 100.0%	$ 108,212,736

+	Non-income producing security.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 1,489,108
		Unrealized depreciation:	(524,707)
		Net unrealized appreciation:	$ 964,401

	See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2009 (Unaudited)

ASSETS
Investment securities:
At cost	$ 107,140,704
At value	$ 108,105,105
Dividends and interest receivable	291,625
Prepaid expenses & other assets	13,330
TOTAL ASSETS	108,410,060

LIABILITIES
Investment advisory fees payable	117,204
Fund shares repurchased	25,715
Fees payable to other affiliates	22,279
Distribution (12b-1) fees payable	41
Accrued expenses and other liabilities	32,085
TOTAL LIABILITIES	197,324
NET ASSETS	$ 108,212,736

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 116,596,820
Undistributed net investment income	61,515
Accumulated net realized loss from security transactions	(9,410,000)
Net unrealized appreciation of investments	964,401
NET ASSETS	$ 108,212,736

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2009 (Unaudited) (Continued)

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 18.67
Shares of beneficial interest outstanding	1
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 18.67
Maximum offering price per share (maximum sales charges of 5.75%) (a)	$ 19.81

Class I Shares:
Net Assets	$ 169,461
Shares of beneficial interest outstanding	9,066
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 18.69

Class R Shares:
Net Assets	$ 108,043,256
Shares of beneficial interest outstanding	5,787,551
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 18.67

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00%
contingent deferred sales charge.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2009 (Unaudited)

INVESTMENT INCOME
Dividends	$ 1,692,748
Interest	386,199
TOTAL INVESTMENT INCOME	2,078,947

EXPENSES
Investment advisory fees	710,962
Administrative services fees	46,455
Accounting services fees	31,999
Transfer agent fees	28,241
Professional fees	10,320
Custodian fees	9,546
Compliance officer fees	5,409
Insurance expense	3,000
Registration fees	2,000
Printing and postage expenses	2,000
Trustees fees and expenses	1,909
Distribution (12b-1) fees	174
Other expenses	5,181
TOTAL EXPENSES	857,196

Fees waived by the Advisor	(4,868)

NET EXPENSES	852,328
NET INVESTMENT INCOME	1,226,619

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from security transactions	(4,328,580)
Net change in unrealized appreciation (depreciation) of investments	1,188,754
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(3,139,826)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (1,913,207)

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six	For the
	Months Ended	Period Ended
	March 31, 2009	September 30,
	(Unaudited)	2008 (a)
FROM OPERATIONS
Net investment income	$ 1,226,619	$ 1,338,687
Net realized loss from security transactions	(4,328,580)	(5,081,420)
Net change in unrealized appreciation (depreciation) of investments	1,188,754	(224,353)
Net decrease in net assets resulting from operations	(1,913,207)	(3,967,086)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	-	-
Class I	(1,374)	(220)
Class R	(1,225,004)	(1,277,193)
From distributions to shareholders	(1,226,378)	(1,277,413)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	-	100
Class I	117,000	90,101
Class R	4,833,086	154,879,658
Net asset value of shares issued in reinvestment distributions:
Class A	-	-
Class I	1,375	220
Class R	1,225,003	1,277,193
Payments for shares redeemed:
Class A	-	(80)
Class I	(31,655)	(80)
Class R	(14,923,118)	(30,871,983)
Net increase (decrease) in net assets from shares of beneficial interest	(8,778,309)	125,375,129

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,917,894)	120,130,630

NET ASSETS
Beginning of Period	120,130,630	-
End of Period*	$ 108,212,736	$ 120,130,630
*Includes undistributed net investment income of:	$ 61,515	$ 61,274

(a) The Sierra Core Retirement Fund commenced operations December 24, 2007.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	For the Six	For the
	Months Ended	Period Ended
	March 31, 2009	September 30,
	(Unaudited)	2008 (a)
SHARE ACTIVITY
Class A:
Shares Sold	-	5
Shares Reinvested	-	-
Shares Redeemed	-	(4)
Net increase in shares of beneficial interest outstanding	-	1

Class I:
Shares Sold	6,118	4,541
Shares Reinvested	73	11
Shares Redeemed	(1,673)	(4)
Net increase in shares of beneficial interest outstanding	4,518	4,548

Class R:
Shares Sold	252,086	7,741,986
Shares Reinvested	64,953	64,973
Shares Redeemed	(781,450)	(1,554,998)
Net increase (decrease) in shares of beneficial interest outstanding	(464,411)	6,251,962

(a) The Sierra Core Retirement Fund commenced operations December 24, 2007.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A		Class I		Class R
	Six Months		Six Months		Six Months
	Ended	Period Ended	Ended	Period Ended	Ended	Period Ended
	March 31, 2009	September 30,	March 31, 2009	September 30,	March 31, 2009	September 30,
	(Unaudited)	2008 (1)	(Unaudited)	2008 (1)	(Unaudited)	2008 (1)
Net asset value, beginning of period	$ 19.20	$ 20.00	$ 19.21	$ 20.00	$ 19.20	$ 20.00

Activity from investment operations:
Net investment income (loss) (2)	0.29	(0.04)	0.19	0.17	0.21	0.20
Net realized and unrealized
loss on investments (2)	(0.82)	(0.76)	(0.54)	(0.90)	(0.53)	(0.81)
Total from investment operations	(0.53)	(0.80)	(0.35)	(0.73)	(0.32)	(0.61)

Less distributions from:
Net investment income	-	-	(0.17)	(0.06)	(0.21)	(0.19)
Net realized gains	-	-	-	-	-	-
Total distributions	-	-	(0.17)	(0.06)	(0.21)	(0.19)

Net asset value, end of period	$ 18.67	$ 19.20	$ 18.69	$ 19.21	$ 18.67	$ 19.20

Total return (3)(8)	(3.01)%	(4.00)%	(1.84)%	(3.67)%	(1.67)%	(3.08)%

Net assets, at end of period	$ 19	$ 19	$ 169,461	$ 87,355	$108,043,256	$120,043,256

Ratio of gross expenses to average
net assets (4)(5)(6)	1.76%	1.79%	1.76%	1.79%	1.51%	1.54%
Ratio of net expenses to average
net assets (5)(6)	1.75%	1.75%	1.75%	1.75%	1.50%	1.50%
Ratio of net investment income
to average net assets (5)(7)	1.97%	1.14%	1.97%	1.14%	2.16%	1.27%

Portfolio Turnover Rate (8)	271%	488%	271%	488%	271%	488%

(1)	The Sierra Core Retirement Fund commenced operations on December 24, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2009 (Unaudited)

1.

ORGANIZATION

The Sierra Core Retirement Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund currently offers three distinct share classes; Class A, Class I, and Class R.  The Fund’s investment objective is to provide long-term total return and to limit volatility and risk. The Fund pursues its investment objective by investing in a broadly diversified portfolio consisting of open-end and/or closed-end investment companies, including mutual funds and exchange-traded funds (“ETFs”).

The Fund currently offers Class A, Class I and Class R shares.    Class I and R shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2009 (Unaudited)

remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Various inputs are used in determining the value of the Fund’s investments.   These inputs are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s assets carried at fair value:

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of such dividends. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid at least quarterly.  Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2009 (Unaudited)

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 had no impact on the financial statements of the Fund.

Derivatives Disclosure - In March 2008, FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”).  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a fund’s financial position, performance and cash flows. The impact the adoption of SFAS 161 will have, if any, on the financial statements and related disclosures, is currently being evaluated prior to implementation.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended March 31, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $245,942,500 and $166,348,482, respectively.

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2009 (Unaudited)

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Wright Fund Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets.

Pursuant to the Operating Expenses Limitation Agreement (“Waiver Agreement”), the Advisor has contractually agreed, until at least February 28, 2010, to waive advisory fees and, if necessary, reimburse a portion of the Fund’s operating expenses so that the Fund’s normal operating expenses (including the advisory fee, exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.75% per annum of A and I Class average daily net assets, and 1.50% per annum for R Class average daily net assets.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and each Fund's Operating Expenses attributable to Class A, Class I and Class R shares are subsequently less than 1.75%, 1.75% and 1.50% of average daily net assets, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.75%, 1.75% and 1.50% of average daily net assets for Class A, Class I and Class R, respectively. If the Operating Expenses attributable to the Class A, Class I and Class R shares subsequently exceed 1.75%, 1.75% and 1.50% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2009 (Unaudited)

As of March 31, 2009, the Advisor has $46,014 of waived/reimbursed expenses that may be recovered as follows: $41,146 to be recovered no later than September 30, 2011 and $4,868 to be recovered no later than September 30, 2012.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A & I shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.   The Distributor is an affiliate of GFS.

The Fund pays its pro rata share of a total Trustee fee of $7,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2009 (Unaudited)

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 per annum or

-

8 basis points or 0.08% on the first $500 million of net assets

-

5 basis points or 0.05% on the next $1.5 billion of net assets

-

4 basis points or 0.04% on the next $1.0 billion of net assets

-

3 basis points or 0.03% on net assets greater than $3.0 billion

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $24,000 and an additional $6,000 for each class above one, plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class of shares and the per-account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. . Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS share of such fees collected for the six months ended March 31, 2009 were $4,155.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2009 (Unaudited)

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee of $10,000, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended March 31, 2009, the Fund incurred expenses of $5,409 for compliance services pursuant to the Trust’s Agreement with NLCS. Such fees would be included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the six months ended March 31, 2009, GemCom collected amounts totaling $10,149 for EDGAR and printing services performed.  Such fees would be included in the line item marked “Printing and Postage Expenses” on the Statement of Operations in this shareholder report.

5.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following period was as follows:

As of September 30, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $5,079,551 of such capital losses.

SIERRA CORE RETIREMENT FUND

EXPENSE EXAMPLES

March 31, 2009 (Unaudited)

As a shareholder of the Sierra Core Retirement Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Sierra Core Retirement Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 through March 31, 2009.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Sierra Core Retirement Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/1/08	Ending Account Value 3/31/09	Expenses Paid During Period 10/1/08– 3/31/09	Expense Ratio During Period** 10/1/08 – 3/31/09
Class A	$1,000.00	$969.90	$8.59*	1.75%
Class I	1,000.00	981.60	8.65*	1.75
Class R	1,000.00	983.30	7.42*	1.50

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/08	Ending Account Value 3/31/09	Expenses Paid During Period 10/1/08 – 3/31/09	Expense Ratio During Period** 10/1/08 – 3/31/09
Class A	$1,000.00	$1,016.21	$8.80*	1.75%
Class I	1,000.00	1,016.21	8.80*	1.75
Class R	1,000.00	1,017.45	7.54*	1.50

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**Annualized.

SIERRA CORE RETIREMENT FUND

SUPPLEMENTAL INFORMATION (Continued)

March 31, 2009 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee
L. Merill Bryan*** Age: 64	Trustee Since 2005	Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation	34	AdvisorOne Funds (5 portfolios)
Anthony J. Hertl Age: 58	Trustee Since 2005	Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller. Mr. Hertl is also a Certified Public Accountant.	34	AdvisorOne Funds (5 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. and Greenwich Advisors Trust
Gary W. Lanzen Age: 54	Trustee Since 2005	Chief Investment Officer (2006 – present), formerly President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. (a financial services company)	34	AdvisorOne Funds (5 portfolios)
Mark H. Taylor Age 44	Trustee Since 2007	Professor (John P. Begley Endowed Chair in Accounting), Creighton University since 2002)	34	Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

SIERRA CORE RETIREMENT FUND

SUPPLEMENTAL INFORMATION (Continued)

March 31, 2009 (Unaudited)

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee
Michael Miola**** Age: 55	Trustee Since 2005	Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC; Director of Constellation Trust Company.	34	AdvisorOne Funds (5 portfolios); Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 39	President Since June 2006

President and Manager, Gemini Fund Services, LLC (since 3/2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (3/2006 – 5/2008); Manager (since 3/2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Emile R. Molineaux 450 Wireless Blvd. Hauppauge, NY 11788 Age: 46	Secretary Since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC;  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

			N/A	N/A

SIERRA CORE RETIREMENT FUND

SUPPLEMENTAL INFORMATION (Continued)

March 31, 2009 (Unaudited)

Interested Trustees and Officers (continued)

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Age: 38	Treasurer Since June 2006

Executive Vice President and Director of Fund Administration, Gemini Fund Services, LLC (2008 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2008); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A
Lynn Bowley 4020 So. 147th Street Omaha, NE 68137 Age: 49	Chief Compliance Officer Since June 2007	Compliance Officer of Northern Lights Compliance Services, LLC (01/07 – present); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and Officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

***From December 2006 through April 2007, L. Merill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company ("LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Fund’s distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

**** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-738-4363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-738-4363.

INVESTMENT ADVISOR

Wright Fund Management, LLC

3420 Ocean Park Blvd. Suite 3060

Santa Monica, CA 90405

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/5/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/5/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/5/09